Debt - Schedule of Borrowing Facilities and Amounts Undrawn (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CP programmes
Borrowing Facilities [Line Items]
Facility	$ 20,000	$ 20,000
Amount undrawn	20,000	20,000
Committed credit facilities
Borrowing Facilities [Line Items]
Facility	9,920	9,920
Amount undrawn	$ 9,920	$ 9,920